Share Based Payment	12 Months Ended
Dec. 31, 2023
Share Based Payment [Abstract]
Share Based Payment

Note 10 - Share Based Payment

On December 16, 2018, the Company’s board of directors approved an employee share option plan (“ESOP”). According to the provisions of the ESOP, the exercise period, exercise price and vesting conditions for each option grant will be determined by the board of directors. The number of shares reserved for issuance is subject to an annual increase to be added as of the first day of the Company’s fiscal year, equal to 4% of the total number of shares issued and outstanding on a fully-diluted basis as of the end of the immediately preceding fiscal year (or such lesser number of shares, including no shares, determined by the Board in its sole discretion). Ordinary shares subject to options granted under the 2018 Plan that expire or forfeited or otherwise terminated without having been exercised in full will become available again for future grant under the 2018 Plan.

The expiration date of the options granted to employees and directors is after 10 years from the grant date. Relating to options granted to services providers, the expiration date of the options is between 3-10 years from the grant date. In addition, pursuant to the grant letters, the options granted to employees, directors and service providers shall become vested and exercisable upon any merger or consolidation in which the Company is a constituent party as described in the grant letters (“Exit Event”).

On October 31, 2021, the Company’s board of directors approved an amendment to the Company’s 2018 Employee Share Option Plan. The amendment determines that the total number of underlying shares reserved for future issuance under the plan and any modification thereof, shall be:

●	900,000 shares, plus

●	An annual increase to be added as of the first day of the Company’s fiscal year, beginning in 2022 and occurring each year thereafter through 2032, equal to 4% of the total number of ordinary shares issued and outstanding on a fully-diluted basis as of the end of the Company’s immediately preceding fiscal year (or such lesser number of shares, including no shares, determined by the board of directors in its sole discretion).

Following this amendment, the number of shares reserved under this plan was 1,151,130. As of December 31, 2023, 233,543 ordinary shares are available for future grant.

1.	In March 2021, the Company’s board of directors approved the grant of 15,000 options to a certain service provider of the Company. The options had an exercise price of $1.67 per share. The options were to vest quarterly over one year starting June 2021. On October 31, 2021, the Company’s board of directors approved a new grant to such service provider. Accordingly, the Company granted 22,500 options with the following terms:

●	10,500 options have an exercise price of $1.67 per share. The options vest immediately upon an IPO.

●	6,000 options have an exercise price of $1.67 per share. The options vested on December 15, 2021.

●	6,000 options have an exercise price of $1.67 per share. The options vested on March 15, 2022.

The options are exercisable if the Company receives services from the service provider during the mentioned period.

The Company accounted the new grant as a modification to the existing grant.

2.	In July 2021, the Company granted 21,000 options to the Company’s chief financial officer. The options have an exercise price of $0.03 per share. The options vest monthly over seven months starting June 2021. Pursuant to his employment agreement, the Company agreed that to the extent the value of such options at the Company’s IPO is less than $200,000, the Company shall grant additional options. In October 2022, the Company granted 35,980 RSU’s is respect with the above.

3.	In August 2021, the Company’s board of directors approved the grant of 9,000 options to an employee. The options have an exercise price of $5.33 per share. The options vest quarterly over 3 years starting September 2021.

4.	On October 31, 2021, the Company’s board of directors recommended that the shareholders approve, and on November 7, 2021 the Company’s shareholders approved the following awards to the Company’s current management and directors subject to an IPO:

●	108,000 RSUs to each of the Company’s Chief Executive Officer and Chief Financial Officer, which vest on a quarterly basis over 3 years, commencing December 13, 2021.

●	192,000 options to the Chairman of the Board. The options vest over four years on a quarterly basis commencing October 1, 2021 at an exercise price equal to $3.51.

●	72,000 options to a director. The options have an exercise price of $3.51 per share. The commencement date of the Option’s is December 13, 2021 (the “Vesting Commencement Date”). The Options vest as follows: one-third vest one year from the Commencement Date and the remainder vest quarterly over the following two year period.

5.	On October 31, 2021, the Company’s board of directors approved the grant of 108,000 options to the Company’s Chief Medical Officer. The options have an exercise price of $3.51 per share and vest on a quarterly basis over 3 years starting December 2021.

6.	On November 9, 2021, the Company’s board of directors approved the extension of the exercise period of options of two employees, which, pursuant to their original terms would have been expire if not exercised before the completion of the IPO. According to the grant letter, at the event of an IPO, all unvested options were fully vested, and accordingly, the remaining unrecognized expenses were recorded immediately upon such vesting.

7.

On December 9, 2021, the underwriter (see Note 9Ae), partially exercised its right to purchase an additional 300,000 warrants for a total consideration of $3 thousands. The warrants have an exercise price of $6 per share and expire 5 years after the issuance date. These warrants were treated as issuance costs, which amounted to $681 thousand based on third party valuation, and have been recorded in equity as a reduction of the share premium.

Furthermore, as part of the offering, the Company issued 100,000 warrants to the underwriters as share-based issuance costs. The warrants have an exercise price of $7.5 per share and expire 5 years after date of issuance and can be exercised after June 8, 2022. These options were also treated as issuance costs and amounted to $217 thousand based on third party valuation.

8.	On December 13, 2021, upon the completion of the Company’s IPO, 961,440 options were exercised into shares (refer to Note 9Ad above) and 20,130 Options were expired. Those options previously granted to Company’s service providers, which, according to their grants, are vested upon a successful consummation of the IPO and the remaining unrecognized expenses were recorded immediately upon such vesting.

9.	On January 10 and January 11, 2022, the Company’s entered into option settlement agreement (“Agreements”) with certain consultants of the Company. According to the Agreements, the Company exchanged 27,000 options granted to certain consultants with cash payments in the aggregate of $96 thousands. The cash payment is deemed as the sole and complete settlement of the promised options. The Company recorded an additional expense of $23 thousand for such settlement which was recorded in profit and loss. The Company recorded the settlement agreement as a reduction in share premium and capital reserve.

10.	On January 25, 2022 and March 10, 2022, the Company’s board of directors and shareholders, respectively, approved the compensation of each of the Company’s external directors and a newly appointed director. Such compensation included the grant of 72,000 options to each such director at an exercise price of $1.43 per share (total 216,000 options to three directors), pursuant to the Company’s 2018 Employee Share Option Plan. One-third of each option award vests one year from the grant date and the remainder vests quarterly and becomes fully vested three years from the grant date. The options expire 10 years after grant date.

11.	On January 25, 2022, the Company’s board of directors approved the grant of aggregate amount of 192,000 options to several employees. The options have an exercise price of $2.18 per share. The options vest quarterly over three years starting January 25, 2022. The options expire 10 years after grant date.

12.	In March 2022, the Company’s board of directors approved the grant of aggregate amount of 36,000 options to an employee and amount of 5,000 options consultant of the Company. The options have an exercise price of $3.97 and $2.18, respectively, per share. The options vest quarterly over three and one years, respectively, from grant date. The options expire 10 years after grant date.

13.	In July and August 2022, the Company’s board of directors approved the grant of aggregate amount of 20,000 options to a consultant and an amount of 120,000 options to several employees of the Company. The options have an exercise price of $2.18 and $1.99, respectively, per share. The options vest quarterly over three and one years, respectively, from grant date. The options expire 10 years after grant date.

14.	During 2022 the Company issued 85,449 of its ordinary shares to certain consultants in exchange for their services, with fair value of $119 thousands. One of the consultants received 44,000 shares of restricted stock which were issued in 4 equal installments and subject to 2 year lock-up period. Other consultant’s shares are subject to 6 months restriction period (which ended by December 31, 2022).

15.	On March 20, 2023, the Company’s board of directors, approved the following awards:

●	Grant of 320,479 RSUs to certain officers, in lieu of cash with respect to the 2022 bonus plan grants in the amount of $161 thousand. The RSUs vest quarterly over two years with acceleration condition upon meeting certain milestones. The Company met the milestones in 2023 and therefore the vesting was accelerated accordingly.

●	A bonus for certain employees in the form of 100,000 and 60,000 RSU’s. The RSUs vest on a quarterly basis over one year following the grant and on an annual basis over three years following the grant, respectively.

●	In addition to the grants in accordance with the 2022 bonus plan mentioned above, a raise of additional 30% of the annual 2022 bonus will be granted to the Company’s CEO.

●	The grant of 13,628 Options to a consultant of the Company in in a total fair value of $22,500. The options have an exercise price of $1.82 per share. The options will vest monthly, over 9 months commencing January 1, 2023. The options expire 10 years after their grant date.

16.	On May 30, 2023, the Company granted 160,000 RSUs to directors of the Company. The RSUs have an exercise price of $1.53 per share. The RSUs shall vest entirely on the first anniversary of the vesting commencement date, provided that no termination of employment of the grantee occurs prior to such anniversary.

17.	On August 15, 2023, the Company’s board of directors approved the grant of aggregate amount of 60,000 options to several employees. The options have an exercise price of $0.96 per share and vest quarterly over 3 years starting August 15, 2023, and (ii) the grant of 9,000 options to an employee. The options have an exercise price of $0.96 per share and vest annually over 3 years starting August 15, 2023.

The weighted average grant date fair value of options granted during the years ended December 31, 2023, 2022 and 2021 was $0.80, $1.40 and $4.33 per option, respectively. The weighted average grant date fair value of RSUs granted during the years ended December 31, 2023 and 2021 was $1.75 and $3.72 per RSU, respectively.

Stock-based compensation expenses recognized in profit and loss as an operating expense based on fair value of the option at the grant date by using Binominal option pricing model for employees and directors and Black and scholes pricing model for non-employees. The inputs for the valuation analysis of the share options include several assumptions of which the most significant are the fair market value of the underlying ordinary share, the expected share price volatility and the expected option term. Expected volatility was calculated based upon historical volatility of peer companies in the same industry on weekly basis. Expected option term represents the period that the Company’s share options are expected to be outstanding and is set as an exercise coefficient based on academic empirical papers. Risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. Expected dividend yield assumption is based on the Company’s historical experience and expectation of no future dividend payouts. The Company has historically not paid cash dividends and has no foreseeable plans to pay cash dividends in the future. Forfeitures are recognized as they occur.

The following table lists the inputs used for calculation of fair value of the options granted to employees and directors for the years ended December 31, 2023, 2022 and 2021:

	2023	2022	2021
Expected volatility	91.80% - 93.51%	93.63% - 93.79%	91.60% - 95.01%
Exercise price	0.96 - 1.99	1.43 - 3.97	0.03 - 5.33
Share price (1)	0.96 - 1.99	1.43 - 3.97	3.72 - 18.19
Risk-free interest rate	3.24% - 4.35%	2.12% - 2.46%	1.42% - 1.81%
Dividend yield	0	0	0
Expected life (years)	10	10	10

The following table lists the inputs used for calculation of fair value of the options granted to consultants for the years ended December 31, 2023, 2022 and 2021:

	2023	2022	2021
Expected volatility	100.540%	93.64%	94.25% - 94.90%
Exercise price	1.82	2.18	1.67
Share price (1)	1.82	1.41 - 1.96	3.72 - 15.16
Risk-free interest rate	3.64%	1.91% - 2.91%	1.68% - 1.72%
Dividend yield	0	0	0
Expected life (years)	10	10	10

(1)	Share price for options granted during January 2019 - September 2020 was determined based on the implied share price in recent capital raising and for grants after that date, in light of significant achievements in clinical trials and absence of recent fundraising reflecting embodying the said achievements, was calculated using discounted cash flows model, with the following assumptions: projected revenues, projected operating expenses, projected EBITDA margin, projected taxes on income and weighted-average cost of capital of 30%. From October 2021 to December 2021, the Company determined its value based on two scenarios: (i) a stay private scenario (which included a private M&A transaction) and (ii) an IPO scenario. The DCF method was used to determine the Company’s value for the stay private scenario and for the IPO scenario, the value was determined based on underwriters’ indication for the possible range of the share price in the anticipated IPO. The Hybrid Method was utilized to allocate the Company’s value appropriately to determine the fair value of its ordinary shares. The Hybrid Method considered the following future liquidity event scenarios: (1) a stay private scenario (which included a private M&A transaction) and (2) an IPO scenario applying a probability weighting of 60% and 40% to the stay private and the IPO scenarios, respectively, after considering the Company’s stage of development, the stage of IPO discussions and potential volatility in the market. From December 2021, following the completion of the Company’s underwritten IPO, the share price is based on its market value.

The following table lists the inputs used for calculation of fair value of the underwriters warrants granted for the year ended December 31, 2021:

Expected volatility	90.59%
Exercise price	$7.5
Share price	$3.72
Risk-free interest rate	1.23%
Dividend yield	0
Expected life	5

The following table summarizes the share option activity for employees, directors, and non-employees for the annual periods ended on December 31, 2023 and 2022:

	Number of	Weighted Average	Weighted average remaining	Intrinsic value
	Share Options	Exercise Price	contractual life (years)	U.S. dollars in thousands
Options outstanding at January 1, 2023	1,160,500	$2.16	8.76	$247
Granted	82,628	$1.10
Exercised	(126,000)	0.03
Forfeited	(48,000)	$2.09
Options outstanding at December 31, 2023	1,069,128	$2.30	8.15	$62
Exercisable at December 31, 2023	652,878	$2.26	8.00	$62

The following table summarizes the RSU’s activity for the annual periods ended on December 31, 2023 and 2022:

		Weighted average grant date fair value
	Number of RSUs	U.S. dollars in thousands
Outstanding at January 1, 2023	144,000	$176
Granted	640,479
Exercised	(467,479)
Outstanding at December 31, 2023	317,000	$249

The share-based expense recognized in the statements of operations were as follows:

	For the year ended December 31,
	2023	2022	2021
	U.S. dollars in thousands
Share-based compensation expense - Research and development	$575	$570	$281
Share-based compensation expense - General and administrative	962	1,158	936
	$1,537	$1,728	$1,217

During 2021, in addition to the share-based compensation expenses that have been recorded in profit and loss, share-based compensation in the amount of $898 thousands has been allocated to the issuance of shares and tradable warrants and accordingly recorded as a reduction of the share premium.

As of December 31, 2023, there was $376 thousands of unrecognized compensation expense related to unvested options and RSUs. Such unrecognized expenses will be recognized over a weighted average period of approximately 0.59 years.